STOCKBASED COMPENSATION (Details 1) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock equivalent, Number outstanding, Begining balance	638,600,000	608,290,000	562,540,000
Common stock equivalent, Granted	318,366,000	114,500,000	66,000,000
Common stock equivalent, Cancelled	(184,350,000)	(84,190,000)	(20,250,000)
Common stock equivalent, Number outstanding, Ending balance	774,616,000	638,600,000	608,290,000
Options [Member]
Common stock equivalent, Number outstanding, Begining balance	49,200,000	57,890,000	57,140,000
Common stock equivalent, Granted	55,666,000	9,500,000	6,000,000
Common stock equivalent, Cancelled	(19,650,000)	(18,190,000)	(5,250,000)
Common stock equivalent, Number outstanding, Ending balance	85,216,000	49,200,000	57,890,000
Price Appreciation Certificates [Member]
Common stock equivalent, Number outstanding, Begining balance	589,400,000	550,400,000	505,400,000
Common stock equivalent, Granted	262,700,000	105,000,000	60,000,000
Common stock equivalent, Cancelled	(162,700,000)	(66,000,000)	(15,000,000)
Common stock equivalent, Number outstanding, Ending balance	689,400,000	589,400,000	550,400,000